Goodwill - Summary of Carrying Amount of Goodwill by Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 5,940		$ 5,976
Legal Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 3,364
Corporates [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		1,306
Tax & Accounting Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		877
Reuters News [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		138
Global Print [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 250